Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

On September 30, 2021 and December 31, 2020, accounts receivable consisted of the following:

	September 30, 2021	December 31, 2020
Accounts receivable	$597,209	$282,177
Less: allowance for doubtful accounts	(277,480)	(202,480)
Accounts receivable, net	$319,729	$79,697

For the nine months ended September 30, 2021 and 2020, bad debt expense amounted to $35,000 and $19,400, respectively, which is included in general and administrative expenses on the accompanying unaudited condensed consolidated statements of operations.

NOTE 3 – ACCOUNTS RECEIVABLE

On December 31, 2020 and 2019, accounts receivable consisted of the following:

	December 31, 2020	December 31, 2019
Accounts receivable	$282,177	$151,989
Less: allowance for doubtful accounts	(202,480)	-
Accounts receivable, net	$79,697	$151,989

For the years ended December 31, 2020 and 2019, bad debt expense amounted to $202,480 and $992, respectively.